Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies
Schedule of potentially dilutive shares

	Three months	Three months	Nine months	Nine months
	Ended	Ended	Ended	Ended
	September 30,	September 30,	September 30,	September 30,
	2024	2023	2024	2023
Net loss	$(51,751,525)	$(111,046)	$(52,084,317)	$(986,908)
Weighted average shares outstanding – basic and diluted	15,077,548	9,998,446	8,351,249	9,998,446
Net loss per share – basic and diluted	$(3.43)	$(0.01)	$(6.24)	$(0.10)
Excluded securities(1):
Public Warrants	11,500,000	—	11,500,000	—
Private Warrants	557,000	—	557,000	—
Bridge Warrants	173,913	—	173,913	—
Extension Warrants	26,086	—	26,086	—
September 2024 Warrants	740,741	—	740,741	—
Quantum Convertible Note, related party(2)	1,881,600	—	1,881,600	—
Additional Bridge Notes(2)	78,465	—	78,465	—
Exchange Note(2)	1,023,207	—	1,023,207	—
ELOC Commitment Fee Note	50,000	—	50,000	—
September 2024 Note(3)	1,277,778	—	1,277,778	—
Series A Preferred stock common stock equivalents(4)	3,079,000	—	3,079,000	—
Stock options granted	803,646	—	803,646	—

1.	The Company’s dilutive shares have not been included in the computation of diluted net loss per share for the three and nine-months ended September 30, 2024, as the result would be anti-dilutive.
2.	Includes the interest amount thereon and assumes the floor conversion price of $2.00.
3.	Includes the principal and interest amount thereon and calculated based on the initial fixed conversion price of $2.00.
4.	Assumes the maximum conversion thereon and at the floor conversion price of $2.00

Schedule of allowance for credit losses

	September 30,	December 31,
	2024	2023
Beginning allowance for credit losses	$32,457	$—
Allowance for credit losses, due to acquisition	1,696,553	—
Allowance for credit losses	342,634	32,457
Less: Accounts receivable write-off included in allowance for credit losses above	(9,200)	—
Ending allowance for credit losses	$2,062,444	$32,457

Schedule of Identifiable intangible assets subject to amortization

	September 30, 2024	December 31, 2023
Customer relationships	$2,100,000	$—
Developed technology	10,000,000	—
	12,100,000	—
Less: Accumulated amortization	(552,500)	—
Intangible assets, net	$11,547,500	$—

Schedule of expected amortization expense

Year Ending December 31, 2024	$552,500
Year Ending December 31, 2025	2,210,000
Year Ending December 31, 2026	2,210,000
Year Ending December 31, 2027	2,210,000
Year Ending December 31, 2028	2,210,000
Thereafter	2,155,000
Total	$11,547,500